Prepayments (Details) - Schedule of prepayments - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepayments [Abstract]
Advance payments to suppliers	SFr 5,020	SFr 40,461
Clinical projects and related activities	164,916	265,842
Insurance	104,590	114,016
Other	3,063	13,912
Total prepayments	SFr 277,589	SFr 434,231